Fair value measurements - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Derivative
Amount expected to be reclassified into earnings	$ (125)
Trading Symbol	SBLK
Impairrment loss	$ 0	$ 6,694
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Derivative
8.00% 2019 Notes fair value	$ 49,420
8.00% 2019 Notes
Derivative
Trading Symbol	SBLKL
Star Michele
Derivative
Impairrment loss		5,626
Two newbuilding contracts
Derivative
Impairrment loss		$ 1,068
Number of newbuilding contracts terminated		2